Operating Expenses by Nature	12 Months Ended
Jul. 31, 2021
Expenses by nature [abstract]
Operating Expenses by Nature

27. Operating Expenses by Nature

The following table disaggregates the selling, general and administrative expenses as presented on the Statement of Loss and Comprehensive Loss into specified classifications based upon their nature:

For the year ended	July 31, 2021	July 31, 2020
	$	$
Salaries and benefits	21,116	12,202
Professional fees	11,962	9,811
Facilities	6,550	6,895
Selling, general and administrative	13,915	14,409
Consulting	4,379	7,425
Travel	265	2,051
Total	58,187	52,793

The following table summarizes the nature of share-based compensation in the period:

For the year ended	July 31, 2021	July 31, 2020
	$	$
General and administrative related share-based compensation	10,945	24,650
Marketing and promotion related share-based compensation	786	1,140
Total operating expense related share-based compensation	11,731	25,790
Share based compensation capitalized to inventory	1,505	6,105
Total share-based compensation	13,236	31,895

The following table summarizes the total payroll related wages and benefits by nature in the period:

For the year ended	July 31, 2021	July 31, 2020
	$	$
General and administrative related wages and benefits	21,116	12,202
Marketing and promotion related wages and benefits	5,543	5,625
Research and development related wages and benefits	2,706	2,717
Total operating expense related wages and benefits	29,365	20,544
Wages and benefits capitalized to inventory	14,993	21,128
Total wages and benefits	44,358	41,672